SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term borrowings
Total	¥ 33,665	$ 5,159	¥ 30,516
2020 Notes
Short-term borrowings
Long-term debt, current maturities			4,873
2025 Notes
Short-term borrowings
Long-term debt, current maturities			2,785
2020 Booking Notes
Short-term borrowings
Long-term debt, current maturities			1,740
2025 Booking and Hillhouse Notes
Short-term borrowings
Long-term debt, current maturities	6,525
Loan facility
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	26,756		¥ 21,118
Securitization debt
Short-term borrowings
Long-term debt, current maturities	384
Short-term borrowings
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	26,800	4,100
Short-term borrowings collateralized by short-term and long-term investments	7,000	1,100
Short-term and long-term investments	¥ 7,000	$ 1,100
Weighted average interest rate	2.89%	2.89%
Revolving credit facility agreement
Short-term borrowings
Revolving debt securities, term	1 year
Minimum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate	3.85%	3.85%
Maximum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate	6.90%	6.90%